Note 6 - Formation of EverOn Energy Joint Venture and Consolidation of Variable Interest Entity - Schedule of Consideration Transferred (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
EverOn Energy LLC [Member]
Total Fair Value of Invested Capital	$ 56,944
EverOn Energy LLC [Member]
Series B Convertible Preferred Stock issued to Hover	30,523
OASIS Software contributed to JV at fair value	860
Capitalized development costs subsumed	5,150
Total Consideration	36,533
Total Fair Value of Invested Capital		$ 56,944	$ 56,944
EverOn Energy LLC [Member] | Hover [Member]
Total Consideration	$ 20,411